UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported): November 30, 2015

Securitizer Name:

SolarCity Corporation

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001408356

Seth R. Weissman, (650) 638-1028

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

In November 2013, SolarCity Corporation (the “Originator”) organized and initiated its first issuance of solar asset-backed securities. The underlying transaction agreements relating to this issuance provide a covenant of the Originator to repurchase individual pool assets (the “Solar Assets”) from SolarCity Series Holdings I, LLC (the “Depositor”) upon the breach of certain representations and warranties made by the Originator concerning the Solar Assets. The Originator did not receive any demands to repurchase any of the Solar Assets during the quarterly period ending on December 31, 2013. Accordingly, the Originator has no repurchase demand activity to report, which it has indicated by checking the appropriate box on the cover page of this initial Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

SOLARCITY CORPORATION

By:	/s/ Brad W. Buss
Name:	Brad W. Buss
Title:	Chief Financial Officer

Date: November 30, 2015